Stock-Based Compensation - Summary of Restricted Stock Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Aug. 05, 2014	Jul. 07, 2014	Apr. 07, 2014	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Nonvested Restricted Stock Units, Beginning Balance				145,517
Nonvested Restricted Stock Units, Granted	56,448	726,678	217,839	274,287
Nonvested Restricted Stock Units, Assumed in the Merger				726,678
Nonvested Restricted Stock Units, Vested				(59,326)
Nonvested Restricted Stock Units, Forfeited				(204,447)
Nonvested Restricted Stock Units, Ending Balance				882,709
Weighted Average Grant Date Fair Value, Beginning Balance				$ 17.68
Weighted Average Grant Date Fair Value, Granted	$ 13.34		$ 16.17	$ 15.33
Weighted Average Grant Date Fair Value, Assumed in WRECO Transaction				$ 15.74
Weighted Average Grant Date Fair Value, Vested				$ 15.85
Weighted Average Grant Date Fair Value, Forfeited				$ 15.74
Weighted Average Grant Date Fair Value, Ending Balance				$ 15.62
Aggregate Intrinsic Value, Beginning Balance				$ 2,900
Aggregate Intrinsic Value, Granted				4,183
Aggregate Intrinsic Value, Assumed in the Merger				11,082
Aggregate Intrinsic Value, Ending Balance				$ 13,461